OTHER ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Payable
Other accounts payable	$ 1,830	$ 5,230	$ 7,157